6. Equity and Stock-based Compensation: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights
			March 31, 2018	March 31, 2017
Year of issue	Exercise Price	Expiration	Underlying Shares	Underlying Shares
2015	$ 0.25	9/15/2017	-	10,281,250
2016	$ 0.10	12/14/2017	-	7,750,000
			-	18,031,250